Submission	Jul. 22, 2025
Submission [Line Items]
Central Index Key	0001172178
Registrant Name	Liberty Star Uranium & Metals Corp.
Registration File Number	333-288617
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES